                                                                                                                                                                August 1, 2018

Dreyfus Opportunity Funds

- Dreyfus Japan Womenomics Fund

Supplement to Current Summary Prospectus and Prospectus

Shares of the fund are not currently being offered.

4127STK0818

August 1, 2018

Dreyfus Opportunity Funds

- Dreyfus Japan Womenomics Fund

Supplement to Current Statement of Additional Information

Shares of the fund are not currently being offered.

GRP1-SAISTK-0818